Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	Income tax expense for the six months ended June 30, 2023 and 2022 consisted of the following components (dollars in thousands).

	Six Months Ended June 30,
	2023	2022
Current
Foreign	$665	$(589)

Deferred
Foreign	$3,638	$—

Total	$4,303	$(589)

(Loss) income before income taxes for the six months ended June 30, 2023 and 2022 consisted of the following (dollars in thousands).

	Six Months Ended June 30,
	2023	2022
Foreign	$(63,099)	$56,287
Total	$(63,099)	$56,287

Schedule of Deferred Tax Assets and Liabilities
The components of the Company’s net deferred tax asset at June 30, 2023 and December 31, 2022 are as follows (dollars in thousands):

	June 30, 2023	December 31, 2022
Deferred tax assets
Net operating loss and capital loss carryover	$56,758	$53,165
Depreciation	66,208	42,603
Other	9,705	6,741
Total deferred tax assets	$132,671	$102,509
Less: Valuation allowance	(132,671)	(102,509)
Total deferred tax assets, net of valuation allowance	$—	$—
Total deferred tax liabilities	$14,557	$—
Net deferred tax liability	$(14,557)	$—

Summary of Operating Loss Carryforwards	Net operating loss carryforwards expire as follows (dollars in thousands):

	Amount	Years remaining
United Kingdom	$227,031	Indefinite
Japan	10,949	Indefinite
Total	$237,980